Borrowings (Narrative) (Details) In Millions, unless otherwise specified				12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2011 Fixed Rate Obligations [Member]	Mar. 31, 2010 Fixed Rate Obligations [Member]	Mar. 31, 2011 Floating Rate Obligations [Member]	Mar. 31, 2010 Floating Rate Obligations [Member]	Mar. 31, 2011 Index Or Equity Linked Obligations [Member]	Mar. 31, 2010 Index Or Equity Linked Obligations [Member]
Long-term borrowings, Maturities start period				2011	2010	2011	2010	2011	2010
Long-term borrowings, Maturities end period				2035	2056	2038	2052	2042	2042
Long-term borrowings, Minimum interest rate				0.00	0.10	0.10	0.04	0.00	0.00
Long-term borrowings, Maximum interest rate				10.01	7.00	8.30	3.95	32.50	23.95
Unutilized borrowing facilities	$ 1,503	¥ 124,380	¥ 172,309
Subordinated borrowings	$ 12,799	¥ 1,059,261	¥ 908,755